Offerings	Nov. 29, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Fee Rate	0.01531%
Offering Note
(2)
The filing fee of $66,201.51 was previously paid in connection with the filing of the Tender Offer Statement on Schedule TO on October 21, 2024 by Bilibili Inc. (File
No. 005-90674).
The amount of the filing fee, calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended, equals $153.10 per $1,000,000 of the value of the transaction.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 432,407,000
Amount of Registration Fee	$ 66,201.51
Offering Note
(1)
Estimated solely for purposes of calculating the filing fee. The aggregate purchase price of the 0.50% Convertible Senior Notes due 2026 (the “Notes”) is $432,407,000, representing 100% of the principal amount of the Notes outstanding as of October 21, 2024 (excluding accrued but unpaid interest).

(2)
The filing fee of $66,201.51 was previously paid in connection with the filing of the Tender Offer Statement on Schedule TO on October 21, 2024 by Bilibili Inc. (File
No. 005-90674).
The amount of the filing fee, calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended, equals $153.10 per $1,000,000 of the value of the transaction.